Consolidated Condensed Interim Statement of Changes in Equity (Unaudited) - USD ($)	Share capital	Translation of foreign subsidiaries	Retained earnings	Equity attributable to owners of parent	Non- controlling interest	Securities Premium reserve	Employee benefits reclassification	Total
Balance at Mar. 31, 2021	$ 341,541	$ (1,049,440)	$ 12,538,469	$ 11,830,570	$ (77,975)			$ 11,752,595
Balance (in Shares) at Mar. 31, 2021	34,154,062
Adjustment for deconsolidation of subsidiary (refer note 24)		12,936		12,936	92,851			105,787
Net income (loss) available to common shareholders			(390,067)	(390,067)	(12,968)			(403,035)
Foreign currency translation of subsidiaries, net of tax		753,427		753,427				753,427
Balance at Mar. 31, 2022	$ 341,541	(283,077)	12,148,402	12,206,866	1,908			12,208,774
Balance (in Shares) at Mar. 31, 2022	34,154,062
Adjustments for Modification of Reachnet Agreement			(14,319,254)	(14,319,254)				(14,319,254)
Restated Balance	$ 341,541	(283,077)	(2,170,851)	(2,112,387)	1,908			(2,110,480)
Restated Balance (in Shares)	34,154,062
Issue of shares	$ 30,010			14,254,250		$ 14,224,240		14,254,250
Issue of shares (in Shares)	3,000,895
Share warrants exercised	$ 4,215			75,323		71,108		75,323
Share warrants exercised (in Shares)	421,492
Cost of IPO				(1,820,404)		(1,820,404)		(1,820,404)
Acquired in the business combination					1,768,961			1,768,961
Other comprehensive income for the period		275,555		275,370	(9,640)		$ (185)	265,730
Net income (loss) available to common shareholders			(1,206,879)	(1,206,879)	300,873			(906,006)
Balance at Sep. 30, 2022	$ 375,766	(7,522)	(3,377,730)	9,465,273	2,062,101	12,474,944	(185)	11,527,374
Balance (in Shares) at Sep. 30, 2022	37,576,449
Balance at Mar. 31, 2022	$ 341,541	(283,077)	12,148,402	12,206,866	1,908			12,208,774
Balance (in Shares) at Mar. 31, 2022	34,154,062
Adjustments for Modification of Reachnet Agreement			(14,319,254)	(14,319,254)				(14,319,254)
Restated Balance	$ 341,541	(283,077)	(2,170,851)	(2,112,387)	1,908			(2,110,480)
Restated Balance (in Shares)	34,154,062
Derecognition on disposal of a subsidiary – GHSI					(1,908)			(1,908)
Issue of shares	$ 30,010			14,254,250		14,224,240		14,254,250
Issue of shares (in Shares)	3,000,895
Share warrants exercised	$ 4,215			75,323		71,108		75,323
Share warrants exercised (in Shares)	421,492
Cost of IPO				(1,820,404)		(1,820,404)		(1,820,404)
Acquired in the business combination					1,768,961			1,768,961
Other comprehensive income for the period		158,085		(157,371)	57,251		(714)	214,622
Net income (loss) available to common shareholders			(2,348,103)	(2,348,103)	712,266			(1,635,837)
Balance at Mar. 31, 2023	$ 375,766	(124,992)	(4,518,954)	8,206,050	2,538,478	12,474,944	(714)	10,744,528
Balance (in Shares) at Mar. 31, 2023	37,576,449
Issue of shares	$ 40,922			1,406,167		1,365,245		1,406,167
Issue of shares (in Shares)	4,092,105
Other comprehensive income for the period		(9,648)		(9,894)	113,729		(246)	103,835
Net income (loss) available to common shareholders			(1,381,948)	(1,381,948)	100,008			(1,281,940)
Balance at Sep. 30, 2023	$ 416,688	$ (134,639)	$ (5,900,902)	$ 8,220,375	$ 2,752,215	$ 13,840,188	$ (960)	$ 10,972,590
Balance (in Shares) at Sep. 30, 2023	41,668,554